FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Recurring Fair Value Assets Liabilities [Abstract]
Schedule Of Recurring Fair Value Measures
RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2013
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$614	$	―	$	―	$	―	$614
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		59		58		―		―	117
Municipal bonds		―		111		―		―	111
Other securities		―		153		―		―	153
Total debt securities		59		322		―		―	381
Total nuclear decommissioning trusts(2)		673		322		―		―	995
Interest rate instruments		―		56		―		―	56
Commodity contracts subject to rate recovery		2		1		99		31	133
Commodity contracts not subject to rate recovery		1		5		―		17	23
Total		$676		$384		$99		$48	$1,207
Liabilities:
Interest rate and foreign exchange instruments	$	―		$117	$	―	$	―	$117
Commodity contracts subject to rate recovery		―		13		―		―	13
Commodity contracts not subject to rate recovery		4		8		―		(5)	7
Total		$4		$138	$	―		$(5)	$137

	At fair value as of December 31, 2012
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(2)		626		262		―		―	888
Interest rate instruments		―		68		―		―	68
Commodity contracts subject to rate recovery		―		―		61		13	74
Commodity contracts not subject to rate recovery		13		8		―		22	43
Investments		1		―		―		―	1
Total		$640		$338		$61		$35	$1,074
Liabilities:
Interest rate instruments	$	―		$126	$	―	$	―	$126
Commodity contracts subject to rate recovery		23		9		―		(23)	9
Commodity contracts not subject to rate recovery		6		23		―		(11)	18
Total		$29		$158	$	―		$(34)	$153
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2013
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$614	$	―	$	―	$	―	$614
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		59		58		―		―	117
Municipal bonds		―		111		―		―	111
Other securities		―		153		―		―	153
Total debt securities		59		322		―		―	381
Total nuclear decommissioning trusts(2)		673		322		―		―	995
Commodity contracts subject to rate recovery		1		1		99		29	130
Commodity contracts not subject to rate recovery		―		―		―		1	1
Total		$674		$323		$99		$30	$1,126

Liabilities:
Interest rate instruments	$	―		$55	$	―	$	―	$55
Commodity contracts subject to rate recovery		―		12		―		―	12
Total	$	―		$67	$	―	$	―	$67

	At fair value as of December 31, 2012
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(2)		626		262		―		―	888
Commodity contracts subject to rate recovery		―		―		61		12	73
Commodity contracts not subject to rate recovery		―		―		―		1	1
Total		$626		$262		$61		$13	$962

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		23		8		―		(23)	8
Total		$23		$89	$	―		$(23)	$89
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2013
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Commodity contracts subject to rate recovery		$1	$	―	$	―		$2	$3
Commodity contracts not subject to rate recovery		―		―		―		2	2
Total		$1	$	―	$	―		$4	$5

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

	At fair value as of December 31, 2012
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Commodity contracts subject to rate recovery	$	―	$	―	$	―		$1	$1
Commodity contracts not subject to rate recovery		1		―		―		2	3
Total		$1	$	―	$	―		$3	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

Schedule Of Recurring Fair Value Assets Liabilities Unobservable Input Reconciliation [Abstract]
Schedule Of Recurring Fair Value Measures Level 3 Rollforward
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Balance as of January 1	$61	$23	$2
Realized and unrealized gains	11	31	32
Allocated transmission instruments	51	58	7
Settlements	(24)	(51)	(18)
Balance as of December 31	$99	$61	$23
Change in unrealized gains or losses relating to
instruments still held at December 31	$11	$17	$17

Schedule Of Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2013
	Carrying	Fair Value
	Amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Total long-term debt(1)	$12,022	$	―	$11,925		$751	$12,676
Preferred stock of subsidiary	20		―	20		―	20
SDG&E:
Total long-term debt(2)	$4,386	$	―	$4,226		$335	$4,561
SoCalGas:
Total long-term debt(3)	$1,413	$	―	$1,469	$	―	$1,469
Preferred stock	22		―	22		―	22

	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(4)	$12	$	―	$ ―		$36	$36
Total long-term debt(1)	11,873		―	12,287		956	13,243
Preferred stock of subsidiaries	99		―	107		―	107
SDG&E:
Total long-term debt(2)	$4,135	$	―	$4,243		$345	$4,588
Contingently redeemable preferred stock(5)	79		―	85		―	85
SoCalGas:
Total long-term debt(3)	$1,413	$	―	$1,599	$	―	$1,599
Preferred stock	22		―	24		―	24
(1)	Before reductions for unamortized discount (net of premium) of $17 million and $16 million at December 31, 2013 and 2012, respectively, and excluding build-to-suit and capital leases of $195 million and capital leases of $189 million at December 31, 2013 and 2012, respectively, and commercial paper classified as long-term debt of $200 million and $300 million at December 31, 2013 and 2012, respectively. We discuss our long-term debt in Note 5.
(2)	Before reductions for unamortized discount of $11 million and $12 million at December 31, 2013 and 2012, respectively, and excluding capital leases of $179 million and $185 million at December 31, 2013, respectively.
(3)	Before reductions for unamortized discount of $4 million at both December 31, 2013 and 2012 and excluding capital leases of $2 million and $4 million at December 31, 2013 and 2012, respectively.
(4)	Investments in affordable housing partnerships at Parent and Other. At December 31, 2013, the carrying amount and fair value of these investments were negligible.
(5)	On October 15, 2013, SDG&E redeemed all outstanding shares of its contingently redeemable preferred stock for $82 million. We discuss the redemption in Note 11.

Schedule Of Cash Collateral Not Offset With Derivative Instruments [Abstract]
Schedule Of Fair Value of Cash Collateral Receivables Not Offset on the Consolidated Balance Sheets
	December 31,
(Dollars in millions)	2013	2012
Sempra Energy Consolidated	$48	$35
SDG&E	30	13
SoCalGas	4	3

Schedule Of Non Recurring Fair Value Measures [Abstract]
Schedule Of Non Recurring Fair Value Measures
NON-RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
% of
	Estimated		Fair	Fair Value
	Fair		Value	Measure-		Range of
	Value	Valuation Technique	Hierarchy	ment	Inputs Used to Develop Measurement	Inputs
Investment in
Rockies Express	$369(1)	Market approach	Level 2	67%	Equity sale offer price	100%

		Probability weighted	Level 3	33%	Combined transportation rate assumption(2)	6% - 78%
		discounted cash flow			Counterparty credit risk on existing contracts	Low
					Operation and maintenance escalation rate	0% - 1%
					Forecasted interest rate on debt to be refinanced	5% - 10%
					Discount rate	8% - 10%
Investment in
RBS Sempra
Commodities	$126(3)	Discounted cash flow	Level 3	100%	Future cash distributions	90% - 110%
(1)	At measurement date of September 30, 2012. At December 31, 2013, our investment in Rockies Express had a carrying value of $329 million, reflecting subsequent equity method activity to record distributions and earnings.
(2)	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.
(3)	At measurement date of September 30, 2011. At December 31, 2013, our investment in RBS Sempra Commodities had a carrying value of $73 million, reflecting subsequent equity method activity to record distributions and losses.